Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 49,474	€ 44,658	€ 24,439
Other interest income	9,685	7,741	3,934
Total interest income	59,159	52,399	28,373
Interest expense using effective interest rate method	(34,878)	(28,510)	(10,019)
Other interest expense	(8,993)	(7,726)	(3,762)
Total interest expense	(43,871)	(36,237)	(13,780)
Net interest income 20	15,288	16,162	14,593
Fee and commission income	5,604	5,109	5,085
Fee and commission expense	(1,596)	(1,514)	(1,499)
Net fee and commission income	4,008	3,595	3,586
Valuation results and net trading income 22	1,614	(1,732)	12,214
Investment income 23	13	95	181
Share of result from associates and joint ventures 8	205	149	92
Impairment of associates and joint ventures 8	(35)	(5)	(192)
Result on disposal of group companies	0	0	6
Net result on derecognition of financial assets measured at amortised cost	(2)	3	(5)
Other net income 24	(3)	(147)	(56)
Total income	21,087	18,121	30,418
Addition to loan loss provisions	1,194	520	1,861
Staff expenses 25	7,184	6,725	6,152
Other operating expenses 26	4,937	4,839	5,047
Total expenses	13,315	12,084	13,060
Result before tax	7,772	6,037	17,358
Taxation 33	2,181	1,662	5,130
Net result	5,592	4,374	12,228
Net result attributable to:
Non-controlling interests	258	235	102
Shareholders of the parent	€ 5,334	€ 4,140	€ 12,126
Earnings per ordinary share 28
Basic earnings per ordinary share (in EUR per share)	€ 1.65	€ 1.16	€ 3.35
Diluted earnings per ordinary share (in EUR per share)	€ 1.65	€ 1.16	€ 3.35